Stock Options (Details) - Schedule of information regarding outstanding and exercisable options - Stock Option [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Options (Details) - Schedule of information regarding outstanding and exercisable options [Line Items]
Exercise Prices	$ 49.96	$ 47.97	$ 56.42	$ 56.44
Outstanding, Number of Option Shares (in Shares)	122,384	137,323
Outstanding, Weighted Average Exercise Price	$ 49.96	$ 47.97	$ 56.42	$ 56.44
Outstanding, Weighted Average Remaining Life (Years)	8 years 4 months 17 days	8 years 10 months 17 days	8 years 1 month 20 days	9 years 1 month 17 days
Exercisable, Number of Option Shares (in Shares)	114,689	64,246	120,782	70,785
Exercisable, Weighted Average Exercise Price	$ 38.3	$ 54.08	$ 45.78	$ 55.12
97.50 [Member]
Stock Options (Details) - Schedule of information regarding outstanding and exercisable options [Line Items]
Exercise Prices	$ 97.5	$ 97.5	97.5	97.5
Outstanding, Number of Option Shares (in Shares)	2,769	2,769
Outstanding, Weighted Average Exercise Price	$ 97.5	$ 97.5	$ 97.5	$ 97.5
Outstanding, Weighted Average Remaining Life (Years)	5 months 15 days	1 year 5 months 15 days	8 months 15 days	1 year 8 months 15 days
Exercisable, Number of Option Shares (in Shares)	2,769	2,769	2,769	2,769
Exercisable, Weighted Average Exercise Price	$ 97.5	$ 97.5	$ 97.5	$ 97.5
67.99 [Member]
Stock Options (Details) - Schedule of information regarding outstanding and exercisable options [Line Items]
Exercise Prices	$ 67.99	$ 67.99	67.99	67.99
Outstanding, Number of Option Shares (in Shares)	1,538	1,538
Outstanding, Weighted Average Exercise Price	$ 67.99	$ 67.99	$ 67.99	$ 67.99
Outstanding, Weighted Average Remaining Life (Years)	11 months 26 days	1 year 11 months 26 days	1 year 2 months 26 days	2 years 2 months 26 days
Exercisable, Number of Option Shares (in Shares)	1,538	1,538	1,538	1,538
Exercisable, Weighted Average Exercise Price	$ 67.99	$ 67.99	$ 67.99	$ 67.99
36.40 [Member]
Stock Options (Details) - Schedule of information regarding outstanding and exercisable options [Line Items]
Exercise Prices	$ 36.4	$ 36.4	36.4	36.4
Outstanding, Number of Option Shares (in Shares)	118,077	126,923
Outstanding, Weighted Average Exercise Price	$ 36.4	$ 36.4	$ 36.4	$ 36.4
Outstanding, Weighted Average Remaining Life (Years)	8 years 8 months 4 days	9 years 7 months 2 days	8 years 10 months 17 days	9 years 10 months 2 days
Exercisable, Number of Option Shares (in Shares)	110,382	53,846	110,382	60,385
Exercisable, Weighted Average Exercise Price	$ 36.4	$ 36.4	$ 36.4	$ 36.4
186.55 [Member]
Stock Options (Details) - Schedule of information regarding outstanding and exercisable options [Line Items]
Exercise Prices		$ 186.55	186.55	186,055
Outstanding, Number of Option Shares (in Shares)		6,093
Outstanding, Weighted Average Exercise Price		$ 186.55	$ 186.55	$ 186,055
Outstanding, Weighted Average Remaining Life (Years)		11 months 26 days	2 months 26 days	1 year 2 months 26 days
Exercisable, Number of Option Shares (in Shares)		6,093	6,093	6,093
Exercisable, Weighted Average Exercise Price		$ 186.55	$ 186.55	$ 186.55